Loans payable (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Sep. 30, 2014
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000				$ 230,000
Additions	$ 0		$ 500,000
Interest rate per annum	8.00%				8.00%			10.00%
Interest payable	$ 371,358		273,015
Loans payable	1,017,764		1,043,565				$ 499,631
Director loans [Member]
Disclosure of detailed information about borrowings [line items]
Additions	30,000		50,000
Repayments of loans payable	0		250,000
Interest payable	424,358		374,285
Loans payable	$ 340,825		323,823				251,691
Director loans [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum	10.00%				10.00%
Director loans [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum	12.00%				12.00%
Executive loans [Member]
Disclosure of detailed information about borrowings [line items]
Additions	$ 357,273		232,505
Repayments of loans payable	268,857		14,389
Settled shares for debt	45,000		0
Interest payable	0		4,699
Loans payable	257,311		218,116				0
Executive loans [Member] | CEO [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from new loans	288,841		136,648	$ 91,550
Additions	$ 68,432		95,857
Interest rate per annum	8.00%				8.00%
Repayments of loans payable	$ 313,857		14,389
Loans payable	257,311		218,116
Promissory note 1 [Member]
Disclosure of detailed information about borrowings [line items]
Additions	35,000		0
Loans payable	65,000		30,000				30,000
Promissory note 2 [Member]
Disclosure of detailed information about borrowings [line items]
Additions	0		$ 399,818	$ 285,000
Interest rate per annum			12.00%			12.00%
Interest	26,894		$ 4,862
Loans payable	419,392		414,950				0
Promissory note 2 [Member] | CEO [Member]
Disclosure of detailed information about borrowings [line items]
Loan transferred		$ 285,000
Promissory note 3 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			476,563			$ 350,000
Additions	0		$ 476,563
Interest rate per annum			12.00%			12.00%
Interest	61,606		$ 28,332
Loans payable	504,203		532,695				0
Promissory note 3 [Member] | CEO [Member]
Disclosure of detailed information about borrowings [line items]
Loan transferred		$ 350,000
Promissory note 4 [Member]
Disclosure of detailed information about borrowings [line items]
Additions	$ 400,000		0
Interest rate per annum	12.00%				12.00%
Interest	$ 26,433		0
Loans payable	426,433		0				0
Promissory note 5 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	703,180				$ 500,000
Additions	$ 703,180		0
Interest rate per annum	12.00%				12.00%
Interest	$ 10,604		0
Loans payable	695,889		0				0
Promissory note 6 [Member]
Disclosure of detailed information about borrowings [line items]
Additions	1,096,900		0
Settled shares for debt	1,096,900
Loans payable	$ 0		$ 0				$ 0